Other income and expenses—net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOtherIncomeAndExpensesLineItems [Line Items]
Other income	€ 116	€ 238	€ 141
Other expenses	(8)	(7)	(7)
Other income and expenses, net	108	231	134
Government grants
SummaryOfOtherIncomeAndExpensesLineItems [Line Items]
Other income	89	222	123
Others
SummaryOfOtherIncomeAndExpensesLineItems [Line Items]
Other income	€ 26	€ 16	€ 18